Offerings - Offering: 1	Aug. 24, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 12,432,583.47
Amount of Registration Fee	$ 1,716.94
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,716.94 was paid in connection with the filing of the Schedule TO-I by 83 Investment Group Income Fund (File No. 005-94926) on March 16, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.